Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities

	Year Ended December 31,
	2020 $	2019 $
Voyage and vessel	39,796	48,526
Corporate accruals	781	463
Interest	2,814	2,610
Payroll and benefits (note 14c)	11,664	8,136
Accrued liabilities	55,055	59,735